Supplement dated June 3, 2014 to the Wilmington Funds Prospectus dated August 31, 2013

(the “Prospectus”)

Effective June 3, 2014, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on June 3, 2014, TIG Advisors, LLC (“TIG”), will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund. Accordingly, as of June 3, 2014, all references to TIG and its portfolio management team in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-PRO-001-0614

Supplement dated June 3, 2014, to the Wilmington Funds Statement of Additional Information dated August 31, 2013 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund

Effective at the close of business on June 3, 2014, TIG Advisors, LLC (“TIG”), will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund. Accordingly, as of June 3, 2014, all references to TIG and its portfolio management team in the SAI are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-SAI-001-0614